Accrued Expenses and Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Accrued Expenses and Other Liabilities Table [Abstract]
Schedule of accrued expenses and other liabilities
	December 31,
(in thousands)	2021	2020

Vacation, convalescence and employees’ bonus accruals	$1,068	$684
Employees and payroll related	519	352
Short term operating lease liabilities	617	203
Accrued expenses and other	1,523	1,499
	$3,727	$2,738